Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 19 – SUBSEQUENT EVENTS

Management has evaluated events subsequent through May 15, 2014 for transactions and other events that may require adjustment of and/or disclosure in such financial statements.  We have nothing to report in this regard.

Note 19 –SUBSEQUENT EVENTS

Management has evaluated events subsequent through October 14, 2013 for transactions and other events that may require adjustment of and/or disclosure in such financial statements and these included:

•	The shareholders and board of directors voted to reduce the authorized common stock to 50,000,000 common shares and 1,000,000 preferred shares.
•	The Company granted options to purchase 75,000 shares of common stock to three board members pursuant to the 2013 Omnibus Incentive Plan.
•
The Company authorized the issuance of 350,000 restricted shares of common stock, being 179,638 restricted shares granted for consulting services undertaken prior to the Share Exchange June 30, 2013 and 170,632 restricted shares granted for consulting services to be provided after the Share Exchange June 30, 2013.

•	The Company granted options to purchase 25,000 shares of common stock to an employee.